Receivables and Other Assets	12 Months Ended
Dec. 31, 2012
Receivables and Other Assets

Note 5. Receivables and Other Assets

The components of receivables and other assets included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2012	2011
Receivables	$269,030	$279,083
Other assets	66,581	31,360

	$335,611	$310,443

The components of receivables included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2012	2011
Real estate receivables (a)	$154,981	$167,376
Development recovery receivables (b)	84,556	82,620
Sundry receivables (c)	18,530	17,613
Proceeds and escrow receivables (d)	8,276	9,491
Refundable deposits	2,252	1,810
Taxes receivable	435	173

	$269,030	$279,083

(a)	Real estate receivables include vendor take back (“VTB”) mortgage receivables. The VTB collection terms range from six months to three years and bear variable interest from Canadian prime plus 3% or a fixed interest rate of 6%, whichever is greater (December 31, 2011 – Canadian prime to prime plus 3% and a fixed interest rate of 6%).
(b)	The Company has entered into development and cost sharing arrangements for the recovery of development expenditures with certain metropolitan districts and developers whereby the Company has undertaken to put in place the infrastructures for certain communities. These receivables will be collected over the development life of the community and bear interest rates ranging from U.S. prime plus 1% to a fixed rate of 6% (December 31, 2011 – U.S. prime plus 1% to a fixed rate of 6%).
(c)	Sundry receivables are comprised of lot interest receivables, goods and services tax receivable and miscellaneous amounts.
(d)	Proceeds and escrow receivables relate to receivables held in trust due to timing of lots closed and housing sales at the period end date. The collections of these receivables typically occur shortly after the period end once the funds are released by the trust or escrow company.

As at December 31, 2012 and December 31, 2011, allowances for doubtful accounts were $1.5 million and $nil.

The components of other assets included in the Company’s consolidated balance sheets are summarized as follows:

	December 31
	2012	2011
Capital assets (a)	$26,196	$12,312
Non-refundable earnest funds and investigation fees (b)	25,023	15,499
Swap contracts (Note 17)	9,014	1,088
Other	3,569	869
Prepaid expenses	2,779	1,592

	$66,581	$31,360

(a)	Capital assets are recorded at cost less accumulated depreciation. The Company provides for depreciation using the straight line method. Leasehold improvements are depreciated over the term of the lease and equipment is depreciated over three to five years. Included in capital assets is accumulated depreciation of $11.8 million (December 31, 2011 – $10.8 million).
(b)	Non-refundable earnest funds and investigation fees relate to non-refundable deposits and due-diligence costs on potential acquisitions and options that are incurred prior to taking title of a property.